B7 Other current receivables	12 Months Ended
Dec. 31, 2021
Current assets [abstract]
B7 Other current receivables

Other current receivables

Other current receivables
	2021	2020
Prepaid expenses	2,290	1,857
Advance payments to suppliers	426	468
Derivative assets 1)	317	1,510
Other taxes 2)	3,022	3,535
Other	1,601	1,340
Total	7,656	8,710

1)	See also note F1 “Financial risk management.”
2)
As of 2021, current tax assets are presented as a separate line item in the balance sheet and are no longer included in “Other taxes” in the table above. The comparison year has been updated accordingly. Other taxes mainly include VAT receivables.